Contents of Significant Accounts - Non-Operating Income and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on valuation of financial assets and liabilities at fair value through profit or loss		$ (1,167,735)	$ 598,270	$ 150,770
Impairment loss		(46,225)	(950,335)	(2,077,574)
Gain (loss) on disposal of investments	$ (630)	(19,286)	1,269,369	2,097,818
Others		104,956	76,788	233,310
Total other gains and losses	(36,860)	(1,128,290)	994,092	859,400
Interest expenses, bonds payable		710,663	763,124	595,311
Interest expenses, bank loans		1,782,544	1,563,590	654,181
Interest expenses, others		275,465	80,158	91
Financial expenses		82,553	88,290	164,720
Total finance costs	$ 93,147	2,851,225	2,495,162	1,414,303
Available-for-sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss		0	(664,948)	(492,140)
Financial assets measured at cost [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss		0	(285,387)	(293,205)
Investments accounted for under the equity method [Member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss		$ (46,225)	$ 0	$ (837,153)